Financial instruments and risk management - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of financial instruments and risk management [Line Items]
Provisions for doubtful debts related to outstanding balances of related party transaction								$ 143,278	$ 140,304	$ 142,388
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements								$ 180,513	663,500	572,085
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness		$ 30	$ 574	$ 11	$ 217
Subsidy for purchase of hedging "puts" to the consumer			50,730
Benefit under this scheme benefit	$ 1,802						$ 0
Percentage of increase in foreign exchange						15.00%		15.00%
Percentage of decrease in foreign exchange						15.00%		15.00%
Sensitivity analysis for percentage increase in bushell price of corn and short ton price of soybeans							15.00%
Sensitivity analysis for percentage decrease in bushell price of corn and short ton price of soybeans				10.00%	10.00%	30.00%
Exchange rate	19.84
Foreign Currency Increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	$ 506,705		16,824		$ 28,767
Foreign Currency decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	$ 1,405,538		$ 31,133		$ 48,429
Currency risk [member]
Disclosure of financial instruments and risk management [Line Items]
Assets (liabilities)		314,809		$ 68,931		$ 416,653		$ 8,312,232	$ 5,946,764	$ 1,355,861
Embedded Derivative Financial Instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Notional amount						60,000
Embedded Derivative Financial Instruments [Member] | Hedges
Disclosure of financial instruments and risk management [Line Items]
Notional amount		$ 24,352		$ 1,500		$ 319,506
Financial Guarantees Granted [Member]
Disclosure of financial instruments and risk management [Line Items]
Proportion of ownership interest in subsidiary	100.00%